SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
NorCrest Metals Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañía Minera La Llamarada, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Babicanora Agrícola del Noroeste, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%